Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock National Municipal Fund	Jun. 30, 2025 USD ($)
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 250
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,613
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	670
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	495
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	$ 1,334